Segmentation of key figures (Details 8) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [line items]
Net sales to third parties	$ 13,622	$ 12,781	$ 26,575	$ 25,312
Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	7.00%		5.00%
Net sales, change in %, cc	9.00%		8.00%
Innovative Medicines
Disclosure of operating segments [line items]
Net sales to third parties	$ 11,243	10,525	$ 21,813	20,755
Innovative Medicines | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	7.00%		5.00%
Net sales, change in %, cc	9.00%		8.00%
Innovative Medicines | Promoted Brands [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 8,229	6,874	$ 15,749	13,332
Innovative Medicines | Promoted Brands [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	20.00%		18.00%
Net sales, change in %, cc	22.00%		21.00%
Innovative Medicines | Promoted Brands [member] | Cardiovascular [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,594	1,147	$ 3,057	2,254
Innovative Medicines | Promoted Brands [member] | Cardiovascular [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	39.00%		36.00%
Net sales, change in %, cc	41.00%		39.00%
Innovative Medicines | Promoted Brands [member] | Cardiovascular [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,516	1,125	$ 2,915	2,218
Innovative Medicines | Promoted Brands [member] | Cardiovascular [member] | Entresto [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	35.00%		31.00%
Net sales, change in %, cc	37.00%		35.00%
Innovative Medicines | Promoted Brands [member] | Cardiovascular [member] | Leqvio [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 78	22	$ 142	36
Innovative Medicines | Promoted Brands [member] | Cardiovascular [member] | Leqvio [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	255.00%		294.00%
Net sales, change in %, cc	249.00%		293.00%
Innovative Medicines | Promoted Brands [member] | Immunology [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,950	1,902	$ 3,708	3,715
Innovative Medicines | Promoted Brands [member] | Immunology [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	3.00%		0.00%
Net sales, change in %, cc	4.00%		2.00%
Innovative Medicines | Promoted Brands [member] | Immunology [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,272	1,275	$ 2,348	2,434
Innovative Medicines | Promoted Brands [member] | Immunology [member] | Cosentyx [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	0.00%		(4.00%)
Net sales, change in %, cc	1.00%		(1.00%)
Innovative Medicines | Promoted Brands [member] | Immunology [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 362	352	$ 716	720
Innovative Medicines | Promoted Brands [member] | Immunology [member] | Xolair [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	3.00%		(1.00%)
Net sales, change in %, cc	5.00%		3.00%
Innovative Medicines | Promoted Brands [member] | Immunology [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 316	275	$ 644	560
Innovative Medicines | Promoted Brands [member] | Immunology [member] | Ilaris [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	15.00%		15.00%
Net sales, change in %, cc	17.00%		18.00%
Innovative Medicines | Promoted Brands [member] | Immunology [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties				1
Innovative Medicines | Promoted Brands [member] | Neuroscience [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 961	758	$ 1,804	1,450
Innovative Medicines | Promoted Brands [member] | Neuroscience [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	27.00%		24.00%
Net sales, change in %, cc	28.00%		26.00%
Innovative Medicines | Promoted Brands [member] | Neuroscience [member] | Kesimpta [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 489	239	$ 873	434
Innovative Medicines | Promoted Brands [member] | Neuroscience [member] | Kesimpta [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	105.00%		101.00%
Net sales, change in %, cc	105.00%		103.00%
Innovative Medicines | Promoted Brands [member] | Neuroscience [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 311	379	$ 620	742
Innovative Medicines | Promoted Brands [member] | Neuroscience [member] | Zolgensma [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(18.00%)		(16.00%)
Net sales, change in %, cc	(16.00%)		(15.00%)
Innovative Medicines | Promoted Brands [member] | Neuroscience [member] | Mayzent [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 94	85	$ 183	164
Innovative Medicines | Promoted Brands [member] | Neuroscience [member] | Mayzent [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	11.00%		12.00%
Net sales, change in %, cc	11.00%		13.00%
Innovative Medicines | Promoted Brands [member] | Neuroscience [member] | Aimovig [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 67	55	$ 128	109
Innovative Medicines | Promoted Brands [member] | Neuroscience [member] | Aimovig [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	22.00%		17.00%
Net sales, change in %, cc	24.00%		21.00%
Innovative Medicines | Promoted Brands [member] | Neuroscience [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties				1
Innovative Medicines | Promoted Brands [member] | Solid Tumors [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,656	1,095	$ 3,147	2,097
Innovative Medicines | Promoted Brands [member] | Solid Tumors [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	51.00%		50.00%
Net sales, change in %, cc	54.00%		54.00%
Innovative Medicines | Promoted Brands [member] | Solid Tumors [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 496	452	$ 954	855
Innovative Medicines | Promoted Brands [member] | Solid Tumors [member] | Tafinlar + Mekinist [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	10.00%		12.00%
Net sales, change in %, cc	13.00%		15.00%
Innovative Medicines | Promoted Brands [member] | Solid Tumors [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 493	308	$ 908	547
Innovative Medicines | Promoted Brands [member] | Solid Tumors [member] | Kisqali [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	60.00%		66.00%
Net sales, change in %, cc	66.00%		73.00%
Innovative Medicines | Promoted Brands [member] | Solid Tumors [member] | Pluvicto [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 240	10	$ 451	12
Innovative Medicines | Promoted Brands [member] | Solid Tumors [member] | Lutathera [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 150	86	$ 299	211
Innovative Medicines | Promoted Brands [member] | Solid Tumors [member] | Lutathera [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	74.00%		42.00%
Net sales, change in %, cc	75.00%		43.00%
Innovative Medicines | Promoted Brands [member] | Solid Tumors [member] | Piqray/Vijoice [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 130	85	$ 246	158
Innovative Medicines | Promoted Brands [member] | Solid Tumors [member] | Piqray/Vijoice [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	53.00%		56.00%
Net sales, change in %, cc	54.00%		57.00%
Innovative Medicines | Promoted Brands [member] | Solid Tumors [member] | Votrient [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 106	124	$ 211	253
Innovative Medicines | Promoted Brands [member] | Solid Tumors [member] | Votrient [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(15.00%)		(17.00%)
Net sales, change in %, cc	(13.00%)		(15.00%)
Innovative Medicines | Promoted Brands [member] | Solid Tumors [member] | Tabrecta [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 41	30	$ 77	61
Innovative Medicines | Promoted Brands [member] | Solid Tumors [member] | Tabrecta [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	37.00%		26.00%
Net sales, change in %, cc	37.00%		27.00%
Innovative Medicines | Promoted Brands [member] | Solid Tumors [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties			$ 1
Innovative Medicines | Promoted Brands [member] | Hematology [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,782	1,646	$ 3,468	3,184
Innovative Medicines | Promoted Brands [member] | Hematology [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	8.00%		9.00%
Net sales, change in %, cc	10.00%		12.00%
Innovative Medicines | Promoted Brands [member] | Hematology [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 583	534	$ 1,130	1,025
Innovative Medicines | Promoted Brands [member] | Hematology [member] | Promacta/Revolade [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	9.00%		10.00%
Net sales, change in %, cc	11.00%		13.00%
Innovative Medicines | Promoted Brands [member] | Hematology [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 476	498	$ 938	959
Innovative Medicines | Promoted Brands [member] | Hematology [member] | Tasigna [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(4.00%)		(2.00%)
Net sales, change in %, cc	(3.00%)		1.00%
Innovative Medicines | Promoted Brands [member] | Hematology [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 435	398	$ 849	787
Innovative Medicines | Promoted Brands [member] | Hematology [member] | Jakavi [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	9.00%		8.00%
Net sales, change in %, cc	11.00%		12.00%
Innovative Medicines | Promoted Brands [member] | Hematology [member] | Kymriah [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 129	136	$ 264	263
Innovative Medicines | Promoted Brands [member] | Hematology [member] | Kymriah [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(5.00%)		0.00%
Net sales, change in %, cc	(5.00%)		3.00%
Innovative Medicines | Promoted Brands [member] | Hematology [member] | Scemblix [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 106	31	$ 182	56
Innovative Medicines | Promoted Brands [member] | Hematology [member] | Scemblix [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	242.00%		225.00%
Net sales, change in %, cc	248.00%		228.00%
Innovative Medicines | Promoted Brands [member] | Hematology [member] | Adakveo [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 53	49	$ 105	93
Innovative Medicines | Promoted Brands [member] | Hematology [member] | Adakveo [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	8.00%		13.00%
Net sales, change in %, cc	8.00%		13.00%
Innovative Medicines | Promoted Brands [member] | Hematology [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties				1
Innovative Medicines | Promoted Brands [member] | Other Promoted Brands [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 286	326	$ 565	632
Innovative Medicines | Promoted Brands [member] | Other Promoted Brands [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(12.00%)		(11.00%)
Net sales, change in %, cc	(11.00%)		(8.00%)
Innovative Medicines | Promoted Brands [member] | Other Promoted Brands [member] | Ultibro Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 114	126	$ 228	258
Innovative Medicines | Promoted Brands [member] | Other Promoted Brands [member] | Ultibro Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(10.00%)		(12.00%)
Net sales, change in %, cc	(8.00%)		(8.00%)
Innovative Medicines | Promoted Brands [member] | Other Promoted Brands [member] | Xiidra [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 96	126	$ 185	233
Innovative Medicines | Promoted Brands [member] | Other Promoted Brands [member] | Xiidra [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(24.00%)		(21.00%)
Net sales, change in %, cc	(24.00%)		(21.00%)
Innovative Medicines | Promoted Brands [member] | Other Promoted Brands [member] | Beovu [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 53	54	$ 104	102
Innovative Medicines | Promoted Brands [member] | Other Promoted Brands [member] | Beovu [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(2.00%)		2.00%
Net sales, change in %, cc	0.00%		5.00%
Innovative Medicines | Promoted Brands [member] | Other Promoted Brands [member] | Other Respiratory [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 23	20	$ 48	39
Innovative Medicines | Promoted Brands [member] | Other Promoted Brands [member] | Other Respiratory [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	15.00%		23.00%
Net sales, change in %, cc	22.00%		31.00%
Innovative Medicines | Established Brands [member] | Established Brands [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 3,014	3,651	$ 6,064	7,423
Innovative Medicines | Established Brands [member] | Established Brands [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(17.00%)		(18.00%)
Net sales, change in %, cc	(13.00%)		(14.00%)
Innovative Medicines | Established Brands [member] | Established Brands [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 395	501	$ 811	1,021
Innovative Medicines | Established Brands [member] | Established Brands [member] | Lucentis [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(21.00%)		(21.00%)
Net sales, change in %, cc	(20.00%)		(17.00%)
Innovative Medicines | Established Brands [member] | Established Brands [member] | Sandostatin [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 331	318	$ 660	638
Innovative Medicines | Established Brands [member] | Established Brands [member] | Sandostatin [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	4.00%		3.00%
Net sales, change in %, cc	5.00%		5.00%
Innovative Medicines | Established Brands [member] | Established Brands [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 269	555	$ 501	1,160
Innovative Medicines | Established Brands [member] | Established Brands [member] | Gilenya [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(52.00%)		(57.00%)
Net sales, change in %, cc	(52.00%)		(56.00%)
Innovative Medicines | Established Brands [member] | Established Brands [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 184	199	$ 370	399
Innovative Medicines | Established Brands [member] | Established Brands [member] | Exforge Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(8.00%)		(7.00%)
Net sales, change in %, cc	(4.00%)		(3.00%)
Innovative Medicines | Established Brands [member] | Established Brands [member] | Galvus Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 175	222	$ 358	438
Innovative Medicines | Established Brands [member] | Established Brands [member] | Galvus Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(21.00%)		(18.00%)
Net sales, change in %, cc	(15.00%)		(12.00%)
Innovative Medicines | Established Brands [member] | Established Brands [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 155	159	$ 313	350
Innovative Medicines | Established Brands [member] | Established Brands [member] | Diovan Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(3.00%)		(11.00%)
Net sales, change in %, cc	2.00%		(5.00%)
Innovative Medicines | Established Brands [member] | Established Brands [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 142	194	$ 289	392
Innovative Medicines | Established Brands [member] | Established Brands [member] | Gleevec/Glivec [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(27.00%)		(26.00%)
Net sales, change in %, cc	(24.00%)		(23.00%)
Innovative Medicines | Established Brands [member] | Established Brands [member] | Afinitor/Votubia [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 116	143	$ 226	281
Innovative Medicines | Established Brands [member] | Established Brands [member] | Afinitor/Votubia [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(19.00%)		(20.00%)
Net sales, change in %, cc	(17.00%)		(17.00%)
Innovative Medicines | Established Brands [member] | Established Brands [member] | Contract manufacturing [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 132	83	$ 255	182
Innovative Medicines | Established Brands [member] | Established Brands [member] | Contract manufacturing [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	59.00%		40.00%
Net sales, change in %, cc	56.00%		41.00%
Innovative Medicines | Established Brands [member] | Established Brands [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,115	$ 1,277	$ 2,281	$ 2,562
Innovative Medicines | Established Brands [member] | Established Brands [member] | Other [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(13.00%)		(11.00%)
Net sales, change in %, cc	(5.00%)		(4.00%)